Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Options Granted Under Plans	Weighted Average Exercise Price
Outstanding at December 31, 2020	553,746	$108.53
Assumed through business combinations *	2,177,130	$108.78
Granted	100,299	$177.76
Exercised	(1,065,529)	$111.29
Canceled	(70,186)	$128.46
Outstanding at December 31, 2021	1,695,460	$110.38
Granted	108,643	$229.94
Exercised	(348,286)	$102.87
Canceled/expired	(77,698)	$143.08
Outstanding at December 31, 2022	1,378,119	$119.86
Granted	82,472	$232.48
Exercised	(535,705)	$95.12
Canceled/expired	(22,080)	$196.20
Outstanding at December 31, 2023	902,806	$142.96
Vested and exercisable at December 31, 2023	654,386	$119.67
*Represents stock options issued as replacement awards in connection with the Merger.

Summary of Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2023:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$20.83 - 96.15	201,306	2.29	—	201,306	—
$103.81 - 121.68	132,964	4.54	—	132,964	—
$125.74 - 147.26	249,194	4.45	—	233,371	—
$159.33 - 233.88	319,342	5.69	—	86,745	—

$20.83 - 233.88	902,806	4.42	$142.96	654,386	$119.67

Summary of Weighted Average Fair Values and Assumptions Used	The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Weighted average fair value	$85.12	$68.42	$49.15
Assumptions:
Expected volatility	33%	31%	30%
Dividend yield	—%	—%	—%
Risk-free interest rate	4.18%	1.86%	0.78%
Expected life	5.0 years	5.0 years	5.0 years

The weighted average fair value of options assumed on the date of the Merger was calculated using the Black-Scholes option pricing model. The weighted average fair values on the date of the Merger and assumptions used were as follows:

July 1, 2021
Weighted average grant date fair value	$107.21
Assumptions:
Expected volatility	30%
Dividend yield	—%
Risk-free interest rate	0.56%
Expected life	3.5 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the year ended December 31, 2023:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	152,420	$192.29	582,612	$207.73

Granted	60,374	$232.51	308,963	$218.86
Shares vested	(47,026)	$159.57	(188,800)	$187.68
Forfeited	(60,512)	$198.70	(81,764)	$216.03
Outstanding at December 31, 2023	105,256	$226.29	621,011	$218.27

Schedule of Non-cash Stock Compensation Expense	Stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Direct costs	$26,595	$22,854	$18,551
Selling, general and administrative	29,072	47,669	41,457
Transaction and integration related *	—	—	73,836
Total compensation costs	$55,667	$70,523	$133,844
* Represents the post combination portion of the accelerated vesting of awards following the completion of the Merger